Aptus Large Cap Enhanced Yield ETF
Schedule of Investments
January 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 93.6%	Shares		Value
Large Cap Core Equity - 93.6%
BNY Mellon US Large Cap Core Equity ETF (a)	527,575		$69,798,173
State Street SPDR Portfolio S&P 500 ETF (a)(b)	2,326,021		189,338,109
			259,136,282
TOTAL EXCHANGE TRADED FUNDS (Cost $258,806,350)			259,136,282

COMMON STOCKS - 0.0% (c)	Shares		Value
Basic Materials - 0.0% (c)
Southern Copper Corp.	0	(d)	64
TOTAL COMMON STOCKS (Cost $62)			64

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (c)	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (e)	11,448		11,448
TOTAL MONEY MARKET FUNDS (Cost $11,448)			11,448

TOTAL INVESTMENTS - 93.6% (Cost $258,817,860)			259,147,794
Other Assets in Excess of Liabilities - 6.4% (f)			17,600,016
TOTAL NET ASSETS - 100.0%			$276,747,810

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of January 31, 2026 was $162,800,000.
(c)	Represents less than 0.05% of net assets.
(d)	Rounds to zero.
(e)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(f)	Includes cash of $12,695,841 that is pledged as collateral for swap contracts.

Aptus Large Cap Enhanced Yield ETF
Schedule of Total Return Swap Contracts
January 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTEVHT (a)	Goldman Sachs	Receive	EFFR	Termination	01/05/2027	$268,886,950	$4,811,990
RCXTEVHT (a)	Goldman Sachs	Receive	EFFR	Termination	06/16/2027	3,037,830	17,676
RCXTEVHT (a)	Goldman Sachs	Receive	EFFR	Termination	06/25/2027	7,562,845	20,088
Net Unrealized Appreciation (Depreciation)						0	$4,849,754

There are no upfront payments or receipts associated with total return swaps in the Fund as of January 31, 2026.
EFFR - Effective Federal Funds Rate was 3.64% as of January 31, 2026.

(a) The Diversified Equity Volatility Harvesting Series (“RCXTEVHT” or the “Index”) is a rules-based strategy that will add or subtract risk based on proprietary signals. The index generally is made up of Cboe Volatility Index (“VIX”), Nasdaq & S&P Index options, and VIX futures. As of January 31, 2026, the components of the Index are provided below.

The underlying components of the index as of January 31, 2026 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
VIX February 2026	02/18/2026	33,618	$640,249	0.23%
VIX March 2026	03/18/2026	4,088	81,341	0.03%
Total Futures Contracts			721,590	0.26%
Option Contracts:
Nasdaq-100 Weekly Index P24450	02/02/2026	(106.64)	(283)	0.00%
Nasdaq-100 Weekly Index P24550	02/02/2026	(262.49)	(911)	0.00%
Nasdaq-100 Weekly Index P24850	02/02/2026	(132.78)	(1,359)	0.00%
Nasdaq-100 Weekly Index P24950	02/02/2026	(703.51)	(10,766)	0.00%
S&P 500 Weekly Index P6690	02/02/2026	(732.58)	(315)	0.00%
S&P 500 Weekly Index P6740	02/02/2026	(1,816.00)	(1,415)	0.00%
S&P 500 Weekly Index P6755	02/02/2026	(2,121.71)	(2,099)	0.00%
S&P 500 Weekly Index P6810	02/02/2026	(3,637.35)	(10,253)	-0.01%
Nasdaq-100 Weekly Index P24300	02/03/2026	(174.99)	(1,059)	0.00%
Nasdaq-100 Weekly Index P24600	02/03/2026	(264.00)	(3,551)	0.00%
Nasdaq-100 Weekly Index P24700	02/03/2026	(106.22)	(1,899)	0.00%
Nasdaq-100 Weekly Index P24800	02/03/2026	(131.63)	(3,144)	0.00%
S&P 500 Weekly Index P6695	02/03/2026	(1,210.67)	(1,824)	0.00%
S&P 500 Weekly Index P6720	02/03/2026	(907.76)	(1,834)	0.00%
S&P 500 Weekly Index P6725	02/03/2026	(729.10)	(1,555)	0.00%
S&P 500 Weekly Index P6750	02/03/2026	(1,818.68)	(5,356)	0.00%
Nasdaq-100 Weekly Index P24250	02/04/2026	(131.24)	(1,457)	0.00%
Nasdaq-100 Weekly Index P24450	02/04/2026	(176.00)	(3,150)	0.00%
Nasdaq-100 Weekly Index P24650	02/04/2026	(105.31)	(3,069)	0.00%
S&P 500 Weekly Index P6670	02/04/2026	(908.00)	(2,000)	0.00%
S&P 500 Weekly Index P6695	02/04/2026	(726.21)	(2,071)	0.00%
S&P 500 Weekly Index P6715	02/04/2026	(1,212.45)	(4,294)	0.00%
Nasdaq-100 Weekly Index P24150	02/05/2026	(105.00)	(1,763)	0.00%
Nasdaq-100 Weekly Index P24300	02/05/2026	(132.00)	(3,021)	0.00%
S&P 500 Weekly Index P6640	02/05/2026	(726.40)	(2,221)	0.00%
S&P 500 Weekly Index P6680	02/05/2026	(909.34)	(4,000)	0.00%
Nasdaq-100 Weekly Index P24100	02/06/2026	(105.60)	(2,792)	0.00%
S&P 500 Weekly Index P6645	02/06/2026	(727.47)	(3,943)	0.00%
VIX Index C21	02/18/2026	(29,106.91)	(40,793)	-0.02%
VIX Index C21.5	02/18/2026	(79,410.08)	(104,530)	-0.04%
VIX Index C22	02/18/2026	(103,746.32)	(128,853)	-0.05%
VIX Index C22.5	02/18/2026	(61,107.93)	(71,771)	-0.03%
VIX Index C23	02/18/2026	(113,624.45)	(126,824)	-0.05%
VIX Index C23.5	02/18/2026	(69,034.02)	(73,280)	-0.03%
VIX Index C24	02/18/2026	(68,700.10)	(69,490)	-0.03%
VIX Index C24.5	02/18/2026	(76,429.24)	(73,869)	-0.03%
VIX Index C25	02/18/2026	(100,249.45)	(93,633)	-0.03%
VIX Index C26	02/18/2026	(63,111.75)	(53,466)	-0.02%
VIX Index C27	02/18/2026	(67,283.74)	(52,706)	-0.02%
VIX Index C28	02/18/2026	(10,625.12)	(7,724)	0.00%
VIX Index C30	02/18/2026	(15,874.67)	(10,075)	0.00%
VIX Index C31	02/18/2026	(652.15)	(388)	0.00%
VIX Index C37	02/18/2026	203,082.39	88,138	0.03%
VIX Index C40	02/18/2026	132,394.90	50,266	0.02%
VIX Index C42.5	02/18/2026	161,847.04	55,028	0.02%
VIX Index C45	02/18/2026	222,276.39	68,572	0.02%
VIX Index C47.5	02/18/2026	103,390.93	28,949	0.01%
VIX Index C50	02/18/2026	29,918.92	7,629	0.00%
VIX Index C55	02/18/2026	4,088.93	839	0.00%
VIX Index C60	02/18/2026	1,956.45	327	0.00%
VIX Index C24	03/18/2026	(1,978.05)	(3,569)	0.00%
VIX Index C24.5	03/18/2026	(17,114.06)	(29,679)	-0.01%
VIX Index C25	03/18/2026	(7,324.11)	(12,192)	0.00%
VIX Index C26	03/18/2026	(5,808.31)	(9,027)	0.00%
VIX Index C27	03/18/2026	(20,607.91)	(29,864)	-0.01%
VIX Index C29	03/18/2026	(5,808.31)	(7,488)	0.00%
VIX Index C30	03/18/2026	(20,607.91)	(25,039)	-0.01%
VIX Index C50	03/18/2026	67,856.24	35,941	0.01%
VIX Index C55	03/18/2026	11,392.42	5,070	0.00%
Total Options Contracts			(764,905)	-0.28%
Cash
Cash			279,530,940	100.02%
Total Underlying Positions			$279,487,625	100.00%

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Aptus Large Cap Enhanced Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$259,136,282	$–	$–	$259,136,282
Common Stocks	64	–	–	64
Money Market Funds	11,448	–	–	11,448
Total Investments	$259,147,794	$–	$–	$259,147,794

Other Financial Instruments:
Total Return Swaps*	$–	$4,849,754	$–	$4,849,754
Total Other Financial Instruments	$–	$4,849,754	$–	$4,849,754

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of January 31, 2026.

Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.